Related Party Transactions (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Sep. 30, 2022
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Yiyu Wang
Jueqin Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company
Di Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company
Huizhi Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company
Juelin Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company
Yiyu Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of majority shareholder of the Company
Bing Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company